Employees' Leaving Entitlement - Summary of Changes To Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 15,588	€ 15,747
Current service cost	80	103
Interest expense	151	51
Benefits paid	(446)	(940)
Actuarial losses	2,309	627
Ending balance	€ 13,064	€ 15,588